Investments in an Associate - Summarised Financial Information Relating to Swissfillon AG (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020
Swissfillon AG
Disclosure Of Significant Investments In Associates [Line Items]
Proportion of ownership interest In associate	26.94%